COMMON STOCK OPTIONS (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Jul. 01, 2012
Summary of all common stock option activity
Outstanding shares, beginning	4,167,584	4,616,000
Options granted, shares	316,464	666,584
Options forfeited, shares	(787,500)
Options exercised, shares		(1,115,000)
Outstanding shares, ending	3,696,548	4,167,584
Exercisable shares	2,515,678	2,876,714	60,000
Outstanding weighted average exercise price, beginning	$ 0.62	$ 0.47	$ 0.83
Options granted, weighted average exercise price	$ 0.83	$ 0.57
Options forfeited, weighted average exercise price	$ 0.27	$ 0
Options exercised, weighted average exercise price	$ 0	$ 0.55
Outstanding weighted average exercise price, ending	$ 0.63	$ 0.62	$ 0.83
Exercisable, weighted average exercise price	$ 0.66	$ 0.58